Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $11,470,240.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 11,470,240
Final Prospectus	true